OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its three segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

Results by segment
The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is operating profit (hereinafter referred to as segment operating income). The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of utilization when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales.

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2018	2017	2018	2017	2018	2017	2018	2017
External revenue	$1,629.7	$1,556.9	$1,085.1	$1,036.9	$115.2	$110.7	$2,830.0	$2,704.5
Depreciation and amortization
Property, plant and equipment	99.1	102.6	19.1	17.6	2.6	2.6	120.8	122.8
Intangible and other assets	37.5	37.6	30.8	40.2	10.5	11.3	78.8	89.1
Write-downs of inventories – net	2.6	2.5	0.8	1.4	—	0.1	3.4	4.0
Write-downs (reversals of write-downs)
of accounts receivable – net	9.2	3.6	—	—	(0.1)	0.4	9.1	4.0
After tax share in profit of
equity accounted investees	31.4	39.6	11.0	12.1	—	—	42.4	51.7
Segment operating income	324.5	273.2	127.7	120.4	8.8	6.6	461.0	400.2

Capital expenditures which consist of additions to non-current assets (other than financial instruments and deferred tax assets), by segment are as follows:

	2018	2017
Civil Aviation Training Solutions	$162.0	$145.3
Defence and Security	49.2	122.7
Healthcare	10.0	6.0
Total capital expenditures	$221.2	$274.0

Operating profit
The following table provides a reconciliation between total segment operating income and operating profit:

	2018	2017
Total segment operating income	$461.0	$400.2
Restructuring, integration and acquisition costs	—	(35.5)
Operating profit	$461.0	$364.7

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contracts in progress, inventories, prepayments, property, plant and equipment, intangible assets, investment in equity accounted investees, derivative financial assets and other assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contracts in progress, deferred gains and other non-current liabilities and derivative financial liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2018	2017
Assets employed
Civil Aviation Training Solutions	$2,988.2	$2,821.1
Defence and Security	1,437.9	1,363.6
Healthcare	253.5	264.0
Assets not included in assets employed	1,039.6	906.1
Total assets	$5,719.2	$5,354.8
Liabilities employed
Civil Aviation Training Solutions	$891.8	$835.8
Defence and Security	455.5	482.4
Healthcare	42.0	39.7
Liabilities not included in liabilities employed	1,963.3	1,915.9
Total liabilities	$3,352.6	$3,273.8

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2018	2017
Revenue
Simulation products	$1,281.7	$1,208.7
Training and services	1,548.3	1,495.8
	$2,830.0	$2,704.5

Geographic information
The Company markets its products and services globally. Sales are attributed to countries based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to countries based on the location of the assets.

	2018	2017
Revenue from external customers
Canada	$253.6	$269.9
United States	1,049.7	981.3
United Kingdom	232.8	270.2
Germany	95.6	83.8
Netherlands	95.8	88.7
Other European countries	337.6	320.4
United Arab Emirates	102.8	70.5
China	220.0	158.5
Other Asian countries	289.5	321.2
Australia	52.7	65.0
Other countries	99.9	75.0
	$2,830.0	$2,704.5

	2018	2017
Non-current assets other than financial instruments and deferred tax assets
Canada	$904.6	$1,051.1
United States	946.1	988.1
Brazil	118.1	124.9
United Kingdom	250.3	218.0
Luxembourg	194.1	182.9
Netherlands	223.6	159.0
Other European countries	324.8	274.0
Malaysia	197.1	0.1
Other Asian countries	149.2	109.0
Other countries	82.1	74.2
	$3,390.0	$3,181.3